UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Michael W. Stockton

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Balanced Fund®
Investment portfolio
September 30, 2015
unaudited
Common stocks 62.24% Financials 11.61%	Shares	Value (000)
Wells Fargo & Co.	34,137,000	$1,752,935
Berkshire Hathaway Inc., Class A1	8,649	1,688,631
JPMorgan Chase & Co.	21,561,000	1,314,574
Citigroup Inc.	10,500,000	520,905
ACE Ltd.	4,850,000	501,490
SunTrust Banks, Inc.	12,500,000	478,000
American Express Co.	6,270,000	464,795
Capital One Financial Corp.	5,569,000	403,864
PNC Financial Services Group, Inc.	3,425,000	305,510
Weyerhaeuser Co.[1]	9,815,242	268,349
Goldman Sachs Group, Inc.	1,506,700	261,804
U.S. Bancorp	4,700,000	192,747
Chubb Corp.	1,500,000	183,975
Allstate Corp.	2,000,000	116,480
American Tower Corp.	1,265,000	111,295
Bank of America Corp.	7,000,000	109,060
Legal & General Group PLC[2]	30,000,000	108,333
Moody’s Corp.	1,050,000	103,110
CNO Financial Group, Inc.	4,904,120	92,246
BlackRock, Inc.	270,000	80,317
Sumitomo Mitsui Financial Group, Inc. (ADR)	8,500,000	64,855
Iron Mountain Inc.	970,000	30,089
Intercontinental Exchange, Inc.	105,000	24,674
HDFC Bank Ltd.[2]	740,000	14,517
Kotak Mahindra Bank Ltd.[2]	610,000	6,054
		9,198,609
Consumer discretionary 9.39%
Comcast Corp., Class A	34,690,000	1,973,167
Amazon.com, Inc.[1]	3,096,000	1,584,812
Home Depot, Inc.	13,309,349	1,537,097
Twenty-First Century Fox, Inc., Class A	31,102,306	839,140
VF Corp.	4,701,000	320,655
Walt Disney Co.	3,070,000	313,754
Macy’s, Inc.	3,500,000	179,620
Time Warner Inc.	2,200,000	151,250
CBS Corp., Class B	3,700,000	147,630
NIKE, Inc., Class B	1,125,000	138,341
Hasbro, Inc.	1,600,000	115,424
General Motors Co.	3,500,000	105,070
Liberty Global PLC, Class C1	503,500	20,654
Gentex Corp.	856,000	13,268
		7,439,882
American Balanced Fund — Page 1 of 31

unaudited
Common stocks Information technology 9.22%	Shares	Value (000)
Microsoft Corp.	61,250,000	$2,710,925
ASML Holding NV (New York registered)	4,944,401	435,008
ASML Holding NV2	1,723,143	151,073
Intel Corp.	19,260,100	580,499
Avago Technologies Ltd.	4,162,300	520,329
Texas Instruments Inc.	10,182,000	504,213
Cisco Systems, Inc.	16,000,000	420,000
TE Connectivity Ltd.	6,655,000	398,568
VeriSign, Inc.[1]	5,400,000	381,024
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	17,560,000	364,370
Google Inc., Class A1	195,000	124,482
Google Inc., Class C1	195,535	118,968
Visa Inc., Class A	3,292,000	229,321
Analog Devices, Inc.	2,700,000	152,307
KLA-Tencor Corp.	2,367,000	118,350
salesforce.com, inc.[1]	1,340,000	93,036
		7,302,473
Consumer staples 7.89%
Philip Morris International Inc.	24,692,000	1,958,816
Coca-Cola Co.	37,618,000	1,509,234
Procter & Gamble Co.	10,060,000	723,716
Kraft Heinz Co.	9,986,850	704,872
Mondelez International, Inc.	10,000,000	418,700
Reynolds American Inc.	6,401,800	283,408
Walgreens Boots Alliance, Inc.	3,000,000	249,300
Costco Wholesale Corp.	1,547,326	223,697
CVS Health Corp.	1,790,000	172,699
British American Tobacco PLC[2]	190,000	10,501
		6,254,943
Health care 7.07%
UnitedHealth Group Inc.	9,397,500	1,090,204
Merck & Co., Inc.	19,197,406	948,160
Pfizer Inc.	20,750,000	651,757
Express Scripts Holding Co.[1]	7,240,000	586,150
Johnson & Johnson	5,610,000	523,694
Bristol-Myers Squibb Co.	7,320,000	433,344
Roche Holding AG, non-registered shares, non-voting[2]	1,600,000	422,966
Medtronic PLC	5,851,000	391,666
Thermo Fisher Scientific Inc.	1,321,000	161,532
Gilead Sciences, Inc.	860,000	84,443
Baxter International Inc.	2,500,000	82,125
Abbott Laboratories	1,980,000	79,636
Baxalta Inc.	2,500,000	78,775
Amgen Inc.	465,000	64,319
		5,598,771
Industrials 6.54%
Lockheed Martin Corp.	6,194,037	1,284,086
Boeing Co.	8,302,000	1,087,147
General Electric Co.	21,500,000	542,230
Union Pacific Corp.	5,240,000	463,268
Parker-Hannifin Corp.	3,600,000	350,280
United Technologies Corp.	3,200,000	284,768
American Balanced Fund — Page 2 of 31

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Deere & Co.	3,710,000	$274,540
Cummins Inc.	2,190,075	237,798
Nielsen Holdings PLC	5,000,000	222,350
Norfolk Southern Corp.	1,598,900	122,156
Rockwell Automation	1,000,000	101,470
Caterpillar Inc.	1,300,000	84,968
General Dynamics Corp.	600,000	82,770
Rockwell Collins, Inc.	311,700	25,510
TransDigm Group Inc.[1]	95,000	20,179
		5,183,520
Energy 3.85%
Royal Dutch Shell PLC, Class B (ADR)	9,868,000	468,532
Royal Dutch Shell PLC, Class B2	4,000,000	94,879
ConocoPhillips	10,665,000	511,494
Enbridge Inc.	11,690,000	434,050
Chevron Corp.	5,444,755	429,482
Noble Energy, Inc.	8,078,229	243,801
Baker Hughes Inc.	4,036,764	210,073
Phillips 66	2,180,000	167,511
Concho Resources Inc.[1]	1,475,000	144,993
TOTAL SA2	1,420,323	64,036
TOTAL SA (ADR)	809,871	36,209
Occidental Petroleum Corp.	1,089,494	72,070
Southwestern Energy Co.[1]	5,000,000	63,450
Suncor Energy Inc.	2,000,000	53,488
Schlumberger Ltd.	320,000	22,070
Kinder Morgan, Inc.	722,000	19,985
Oceaneering International, Inc.	180,000	7,070
National Oilwell Varco Inc.	153,500	5,779
		3,048,972
Materials 2.46%
Praxair, Inc.	5,110,000	520,505
Dow Chemical Co.	8,640,000	366,336
E.I. du Pont de Nemours and Co.	7,383,900	355,904
Potash Corp. of Saskatchewan Inc.	12,525,342	257,396
LyondellBasell Industries NV	2,642,100	220,245
Monsanto Co.	1,800,000	153,612
Nucor Corp.	2,000,000	75,100
		1,949,098
Telecommunication services 0.15%
AT&T Inc.	3,366,000	109,664
Verizon Communications Inc.	252,000	10,965
		120,629
Utilities 0.15%
PG&E Corp.	2,000,000	105,600
National Grid PLC[2]	925,000	12,882
		118,482
American Balanced Fund — Page 3 of 31

unaudited
Common stocks Miscellaneous 3.91%	Shares	Value (000)
Other common stocks in initial period of acquisition		$3,100,029
Total common stocks (cost: $34,940,360,000)		49,315,408
Preferred securities 0.01% U.S. government agency securities 0.01%
CoBank, ACB, Class E, noncumulative[3]	7,440	5,112
Total preferred securities (cost: $5,208,000)		5,112
Bonds, notes & other debt instruments 32.05% Corporate bonds & notes 10.42% Financials 3.08%	Principal amount (000)
ACE INA Holdings Inc. 2.60% 2015	$12,665	12,697
ACE INA Holdings Inc. 3.15% 2025	23,495	22,951
American Campus Communities, Inc. 3.35% 2020	5,815	5,891
American Campus Communities, Inc. 3.75% 2023	7,915	7,836
American Campus Communities, Inc. 4.125% 2024	12,175	12,266
American Express Co. 6.15% 2017	22,800	24,749
American Express Credit Co. 1.55% 2017	15,465	15,500
American International Group, Inc. 2.30% 2019	15,000	15,134
American International Group, Inc. 4.125% 2024	5,000	5,273
American International Group, Inc. 3.75% 2025	14,800	15,066
American International Group, Inc. 3.875% 2035	15,000	13,851
American Tower Corp. 3.40% 2019	13,550	13,960
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,716
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	6,680	7,152
Bank of America Corp., Series L, 3.625% 2016	13,820	14,004
Bank of America Corp. 3.75% 2016	21,955	22,397
Bank of America Corp. 1.25% 2017	15,000	15,013
Bank of America Corp., Series L, 2.65% 2019	30,000	30,365
Bank of America Corp. 5.625% 2020	15,500	17,502
Bank of America Corp. 3.875% 2025	38,522	39,141
Bank of America Corp., Series L, 3.95% 2025	4,578	4,464
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,101
Barclays Bank PLC 2.50% 2019	11,095	11,291
Barclays Bank PLC 3.65% 2025	35,460	33,917
BB&T Corp. 1.00% 2017	15,000	14,955
BB&T Corp., Series C, 1.60% 2017	16,750	16,830
BB&T Corp. 2.45% 2020	63,085	63,725
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,309
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,636
Berkshire Hathaway Inc. 2.90% 2020	9,500	9,872
BNP Paribas 3.60% 2016	13,000	13,142
BNP Paribas 4.375% 2025[3]	9,700	9,480
Boston Properties, Inc. 3.70% 2018	20,000	20,973
BPCE SA group 4.00% 2024	4,700	4,893
BPCE SA group 4.625% 2024[3]	7,200	7,035
BPCE SA group 5.15% 2024[3]	19,235	19,592
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,621
Capital One Financial Corp. 3.20% 2025	20,000	19,102
Citigroup Inc. 4.587% 2015	20,950	21,107
Citigroup Inc. 3.953% 2016	6,050	6,183
American Balanced Fund — Page 4 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 8.50% 2019	$8,416	$10,170
Citigroup Inc. 2.40% 2020	19,835	19,760
Citigroup Inc. 3.30% 2025	10,500	10,252
Citigroup Inc. 4.65% 2045	5,000	5,003
CME Group Inc. 5.30% 2043	7,375	8,371
CNA Financial Corp. 6.50% 2016	13,500	14,111
CNA Financial Corp. 3.95% 2024	9,910	9,998
Corporate Office Properties LP 5.25% 2024	30,030	31,053
Corporate Office Properties LP 5.00% 2025	6,735	6,768
Corporate Office Properties Trust 3.60% 2023	12,100	11,375
Credit Agricole SA 4.375% 2025[3]	13,865	13,411
Credit Suisse Group AG 1.70% 2018	12,000	11,963
Credit Suisse Group AG 3.80% 2022[3]	10,000	10,024
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[3]	7,000	6,890
DDR Corp. 3.50% 2021	7,000	7,130
DDR Corp. 3.625% 2025	18,330	17,511
Developers Diversified Realty Corp. 9.625% 2016	1,825	1,890
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,784
Discover Financial Services 4.20% 2023	16,955	17,493
EPR Properties 4.50% 2025	4,460	4,287
ERP Operating LP 5.375% 2016	13,000	13,472
ERP Operating LP 4.75% 2020	12,000	13,174
ERP Operating LP 4.50% 2044	6,400	6,476
ERP Operating LP 4.50% 2045	2,275	2,306
Essex Portfolio L.P. 3.875% 2024	21,515	21,644
Essex Portfolio L.P. 3.50% 2025	21,965	21,383
Goldman Sachs Group, Inc. 3.625% 2016	46,650	47,099
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,388
Goldman Sachs Group, Inc. 2.55% 2019	66,250	66,788
Goldman Sachs Group, Inc. 2.60% 2020	24,575	24,638
Goldman Sachs Group, Inc. 2.75% 2020	24,675	24,819
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,324
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,979
Goldman Sachs Group, Inc. 3.85% 2024	14,700	15,007
Goldman Sachs Group, Inc. 3.50% 2025	16,485	16,257
Goldman Sachs Group, Inc. 3.75% 2025	5,200	5,228
HCP, Inc. 5.375% 2021	15,000	16,634
Hospitality Properties Trust 6.30% 2016	12,631	12,742
Hospitality Properties Trust 6.70% 2018	23,400	25,126
Hospitality Properties Trust 5.00% 2022	4,350	4,610
Hospitality Properties Trust 4.50% 2023	16,130	16,132
Hospitality Properties Trust 4.50% 2025	5,500	5,402
HSBC Holdings PLC 4.25% 2024	8,000	7,953
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,413
Intesa Sanpaolo SpA 5.017% 2024[3]	26,160	25,869
JPMorgan Chase & Co. 1.35% 2017	23,520	23,555
JPMorgan Chase & Co. 1.625% 2018	21,500	21,377
JPMorgan Chase & Co. 2.25% 2020	42,185	41,862
JPMorgan Chase & Co. 3.25% 2022	12,000	12,032
JPMorgan Chase & Co. 3.875% 2024	25,000	24,817
JPMorgan Chase & Co. 3.125% 2025	2,450	2,369
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	35,000	34,475
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,000	26,063
Keybank National Association 2.50% 2019	17,000	17,224
American Balanced Fund — Page 5 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Kimco Realty Corp., Series C, 5.783% 2016	$14,000	$14,287
Kimco Realty Corp. 5.70% 2017	6,180	6,573
Kimco Realty Corp. 3.125% 2023	11,705	11,383
Leucadia National Corp. 5.50% 2023	830	838
Liberty Mutual Group Inc. 4.25% 2023[3]	3,000	3,109
Lloyds Banking Group PLC 2.30% 2018	6,215	6,292
Lloyds Banking Group PLC 4.50% 2024	17,000	17,191
Lloyds Banking Group PLC 3.50% 2025	11,200	11,118
MetLife Global Funding I 2.30% 2019[3]	10,120	10,257
MetLife Global Funding I 2.00% 2020[3]	6,125	6,093
Metlife, Inc. 3.60% 2024	12,375	12,623
MetLife, Inc. 4.05% 2045	11,285	10,581
MetLife, Inc. 5.25% 2049	9,700	9,652
Morgan Stanley 3.80% 2016	5,700	5,794
Morgan Stanley 4.00% 2025	8,950	9,162
Morgan Stanley 4.30% 2045	8,765	8,355
Nationwide Mutual Insurance Co. 2.627% 2024[3,4]	8,150	7,988
New York Life Global Funding 2.10% 2019[3]	15,000	15,150
New York Life Global Funding 1.95% 2020[3]	16,000	15,934
Nordea Bank AB 2.50% 2020[3]	39,175	39,537
PNC Bank 2.40% 2019	14,800	14,940
PNC Bank 2.60% 2020	30,000	30,417
PNC Financial Services Group, Inc. 3.90% 2024	23,800	24,125
Prologis, Inc. 4.25% 2023	20,000	20,758
Prudential Financial, Inc. 2.30% 2018	7,595	7,709
Prudential Financial, Inc. 3.50% 2024	28,600	28,819
QBE Insurance Group Ltd. 2.40% 2018[3]	19,300	19,454
Rabobank Nederland 2.25% 2019	15,000	15,155
Rabobank Nederland 3.375% 2025	7,200	7,081
Rabobank Nederland 4.375% 2025	20,125	20,188
Scentre Group 2.375% 2019[3]	14,845	14,842
Scentre Group 2.375% 2021[3]	20,430	19,771
Scentre Group 3.25% 2025[3]	8,355	8,055
Scentre Group 3.50% 2025[3]	33,445	33,029
Select Income REIT 3.60% 2020	8,000	8,158
Select Income REIT 4.50% 2025	4,690	4,521
Simon Property Group, LP 1.50% 2018[3]	13,825	13,808
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,680
Svenska Handelsbanken AB 2.25% 2019	10,000	10,149
TD Ameritrade Holding Co. 2.95% 2022	12,970	12,993
Toronto-Dominion Bank 2.25% 2019	6,033	6,075
Travelers Property Casualty Corp. 4.30% 2045	12,905	12,958
UBS Group AG 2.95% 2020[3]	20,000	20,063
UBS Group AG 4.125% 2025[3]	28,250	28,171
UDR, Inc. 4.00% 2025	3,460	3,522
Unum Group 5.625% 2020	345	389
US Bancorp., Series T, 1.65% 2017	11,500	11,601
US Bancorp. 3.70% 2024	18,000	18,871
US Bank NA 2.125% 2019	30,000	30,249
WEA Finance LLC 2.70% 2019[3]	5,395	5,375
WEA Finance LLC 3.25% 2020[3]	32,500	32,853
WEA Finance LLC 3.75% 2024[3]	22,800	22,494
Wells Fargo & Co. 1.25% 2016	3,000	3,013
Wells Fargo & Co. 3.676% 2016	19,000	19,401
American Balanced Fund — Page 6 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 2.60% 2020	$39,500	$39,928
Wells Fargo & Co. 4.60% 2021	25,000	27,457
Wells Fargo & Co. 3.55% 2025	26,400	26,465
Westpac Banking Corp. 3.00% 2015	15,300	15,374
		2,437,401
Health care 1.73%
AbbVie Inc. 1.75% 2017	8,000	8,028
AbbVie Inc. 2.50% 2020	10,400	10,354
AbbVie Inc. 3.20% 2022	5,685	5,658
AbbVie Inc. 3.60% 2025	48,940	48,436
AbbVie Inc. 4.50% 2035	33,845	32,282
AbbVie Inc. 4.40% 2042	6,820	6,259
AbbVie Inc. 4.70% 2045	28,000	27,290
Actavis Funding SCS 3.00% 2020	26,950	27,048
Actavis Funding SCS 3.45% 2022	32,390	31,994
Actavis Funding SCS 3.80% 2025	20,750	20,113
Actavis Funding SCS 4.55% 2035	18,870	17,424
Actavis Funding SCS 4.75% 2045	13,200	12,037
AmerisourceBergen Corp. 3.25% 2025	2,170	2,116
AmerisourceBergen Corp. 4.25% 2045	2,045	1,892
Amgen Inc. 2.70% 2022	21,240	20,764
Amgen Inc. 3.125% 2025	19,200	18,441
Baxalta Inc. 2.875% 2020[3]	18,020	18,042
Baxalta Inc. 4.00% 2025[3]	29,020	29,134
Bayer AG 2.375% 2019[3]	24,345	24,676
Baylor Scott & White Holdings 4.185% 2045	7,400	6,971
Becton, Dickinson and Co. 3.734% 2024	6,270	6,398
Biogen Inc. 3.625% 2022	19,850	20,039
Biogen Inc. 4.05% 2025	44,116	44,686
Biogen Inc. 5.20% 2045	16,554	16,776
Boston Scientific Corp. 3.375% 2022	38,500	38,524
Boston Scientific Corp. 3.85% 2025	57,300	56,496
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	1,995
Celgene Corp 3.55% 2022	29,470	29,964
Celgene Corp. 3.625% 2024	32,655	32,586
Celgene Corp. 3.875% 2025	53,465	53,607
Celgene Corp. 4.625% 2044	17,030	16,229
Celgene Corp. 5.00% 2045	25,640	25,545
DENTSPLY International Inc. 2.75% 2016	9,830	9,958
EMD Finance LLC 2.40% 2020[3]	24,900	24,946
EMD Finance LLC 2.95% 2022[3]	12,850	12,717
EMD Finance LLC 3.25% 2025[3]	50,700	49,227
Express Scripts Inc. 3.125% 2016	5,000	5,058
Gilead Sciences, Inc. 3.05% 2016	11,425	11,698
Gilead Sciences, Inc. 2.35% 2020	10,000	10,063
Gilead Sciences, Inc. 3.25% 2022	12,110	12,229
Gilead Sciences, Inc. 3.70% 2024	9,880	10,124
Gilead Sciences, Inc. 3.65% 2026	21,020	21,118
Gilead Sciences, Inc. 4.60% 2035	16,660	16,701
Humana Inc. 3.15% 2022	20,000	19,761
Laboratory Corporation of America Holdings 3.20% 2022	7,240	7,125
Laboratory Corporation of America Holdings 3.60% 2025	8,835	8,573
McKesson Corp. 3.796% 2024	10,000	10,277
American Balanced Fund — Page 7 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Medtronic, Inc. 2.50% 2020	$14,580	$14,787
Medtronic, Inc. 3.50% 2025	39,900	40,778
Medtronic, Inc. 4.375% 2035	7,715	7,818
Medtronic, Inc. 4.625% 2045	8,220	8,501
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,500	1,384
Pfizer Inc. 7.20% 2039	485	665
Quest Diagnostics Inc. 4.70% 2045	1,340	1,226
Roche Holdings, Inc. 2.25% 2019[3]	17,000	17,271
Roche Holdings, Inc. 2.875% 2021[3]	22,000	22,529
St. Jude Medical, Inc. 2.80% 2020	13,870	13,961
St. Jude Medical, Inc. 3.875% 2025	4,515	4,587
Thermo Fisher Scientific Inc. 1.30% 2017	15,000	14,997
Thermo Fisher Scientific Inc. 2.40% 2019	13,375	13,460
Thermo Fisher Scientific Inc. 3.30% 2022	4,550	4,571
Thermo Fisher Scientific Inc. 4.15% 2024	20,330	21,101
Trinity Health Corp 4.125% 2045	3,000	2,832
UnitedHealth Group Inc. 1.40% 2017	10,000	9,993
UnitedHealth Group Inc. 6.00% 2017	20,170	21,779
UnitedHealth Group Inc. 6.00% 2018	35,000	38,586
UnitedHealth Group Inc. 3.35% 2022	15,405	15,916
UnitedHealth Group Inc. 3.75% 2025	29,475	30,517
WellPoint, Inc. 2.25% 2019	15,500	15,445
Zimmer Holdings, Inc. 2.70% 2020	12,915	12,976
Zimmer Holdings, Inc. 3.15% 2022	37,265	36,954
Zimmer Holdings, Inc. 3.55% 2025	28,030	27,514
Zimmer Holdings, Inc. 4.25% 2035	5,270	4,946
Zimmer Holdings, Inc. 4.45% 2045	25,000	23,216
		1,369,689
Consumer discretionary 1.14%
Amazon.com, Inc. 3.80% 2024	53,575	54,966
Amazon.com, Inc. 4.80% 2034	20,000	20,624
Amazon.com, Inc. 4.95% 2044	18,000	18,470
American Honda Finance Corp. 2.25% 2019	16,500	16,625
American Honda Finance Corp. 2.45% 2020	16,100	16,103
CBS Corp. 3.50% 2025	15,000	14,480
CBS Corp. 4.60% 2045	25,000	22,102
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	26,720	26,750
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	9,400	9,373
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	17,125	17,372
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	12,525	12,660
Comcast Corp. 6.30% 2017	16,750	18,463
Comcast Corp. 3.60% 2024	1,600	1,657
Comcast Corp. 3.375% 2025	19,215	19,395
Comcast Corp. 6.45% 2037	15,000	19,028
Comcast Corp. 4.65% 2042	2,500	2,578
Comcast Corp. 4.60% 2045	20,000	20,506
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	15,125	14,939
DaimlerChrysler North America Holding Corp. 2.40% 2017[3]	12,000	12,142
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	13,000	12,740
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	24,674	23,959
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	14,900	14,595
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	7,570	7,278
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	8,900	8,621
American Balanced Fund — Page 8 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	$7,100	$6,699
Ford Motor Credit Co. 1.70% 2016	17,000	17,051
Ford Motor Credit Co. 2.50% 2016	13,000	13,062
Ford Motor Credit Co. 1.50% 2017	8,500	8,473
Ford Motor Credit Co. 2.145% 2018	15,485	15,441
Ford Motor Credit Co. 2.375% 2018	8,990	9,006
Ford Motor Credit Co. 2.597% 2019	26,735	26,488
Ford Motor Credit Co. 2.459% 2020	18,090	17,733
Ford Motor Credit Co. 3.157% 2020	30,400	30,401
Ford Motor Credit Co. 3.219% 2022	16,000	15,513
Ford Motor Credit Co. 4.375% 2023	15,475	16,060
Ford Motor Credit Co. 3.664% 2024	10,000	9,728
Ford Motor Credit Co. 4.134% 2025	13,600	13,571
General Motors Co. 4.00% 2025	6,075	5,785
General Motors Financial Co. 3.50% 2019	4,685	4,738
General Motors Financial Co. 4.375% 2021	5,500	5,616
General Motors Financial Co. 3.45% 2022	52,100	50,042
General Motors Financial Co. 4.25% 2023	1,500	1,469
General Motors Financial Co. 4.30% 2025	8,175	7,927
George Washington University 4.868% 2045	4,165	4,322
Home Depot, Inc. 4.40% 2021	15,000	16,581
Home Depot, Inc. 3.35% 2025	3,350	3,417
Home Depot, Inc. 5.95% 2041	7,500	9,473
Johnson Controls, Inc. 1.40% 2017	10,000	9,944
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	475	503
NBCUniversal Media, LLC 2.875% 2016	12,000	12,133
Nordstrom, Inc. 4.00% 2021	6,245	6,679
Thomson Reuters Corp. 1.65% 2017	9,790	9,790
Thomson Reuters Corp. 6.50% 2018	20,815	23,364
Thomson Reuters Corp. 4.30% 2023	4,500	4,684
Thomson Reuters Corp. 5.65% 2043	2,000	2,174
Time Warner Cable Inc. 6.75% 2018	20,000	22,271
Time Warner Inc. 3.60% 2025	66,100	65,034
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,553
Volkswagen International Finance NV 2.375% 2017[3]	16,000	15,781
		904,932
Energy 1.14%
Anadarko Petroleum Corp. 5.95% 2016	14,500	15,072
Anadarko Petroleum Corp. 6.45% 2036	685	756
APT Pipelines Ltd. 4.20% 2025[3]	27,300	26,016
BG Energy Capital PLC 2.50% 2015[3]	7,200	7,223
BG Energy Capital PLC 2.875% 2016[3]	8,325	8,465
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,589
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,594
Cenovus Energy Inc. 3.00% 2022	2,000	1,827
Cenovus Energy Inc. 3.80% 2023	20,710	19,513
Devon Energy Corp. 2.25% 2018	12,060	12,092
Devon Energy Corp. 5.00% 2045	25,840	23,511
Diamond Offshore Drilling, Inc. 4.875% 2043	25,530	16,815
Ecopetrol SA 5.375% 2026	13,385	11,695
Enbridge Energy Partners, LP, Series B, 6.50% 2018	17,370	18,893
Enbridge Energy Partners, LP 9.875% 2019	11,250	13,593
Enbridge Energy Partners, LP 4.20% 2021	300	304
American Balanced Fund — Page 9 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP, Series B, 7.50% 2038	$12,250	$13,683
Enbridge Energy Partners, LP 5.50% 2040	15,000	13,541
Enbridge Inc. 5.60% 2017	10,000	10,462
Enbridge Inc. 4.00% 2023	45,000	42,266
Energy Transfer Partners, LP 4.15% 2020	11,500	11,646
Energy Transfer Partners, LP 4.75% 2026	20,600	18,999
Energy Transfer Partners, LP 6.125% 2045	14,990	13,357
EnLink Midstream Partners, LP 4.40% 2024	16,245	15,512
EnLink Midstream Partners, LP 4.15% 2025	37,740	34,701
EnLink Midstream Partners, LP 5.05% 2045	9,405	8,001
Ensco PLC 5.20% 2025	8,370	6,384
Enterprise Products Operating LLC 2.55% 2019	10,285	10,266
Enterprise Products Operating LLC 5.20% 2020	6,355	6,996
Enterprise Products Operating LLC 3.90% 2024	16,545	16,279
Enterprise Products Operating LLC 3.70% 2026	3,140	2,975
Enterprise Products Operating LLC 4.90% 2046	11,905	10,731
Exxon Mobil Corp. 1.912% 2020	18,000	18,125
Exxon Mobil Corp. 2.397% 2022	13,500	13,456
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	18,836
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	19,693
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,195
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	3,811
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	12,299
Kinder Morgan Energy Partners, LP 4.25% 2024	10,545	9,604
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	10,608
Kinder Morgan Energy Partners, LP 5.50% 2044	4,571	3,799
Kinder Morgan, Inc. 3.05% 2019	17,150	16,856
Kinder Morgan, Inc. 4.30% 2025	19,285	17,365
Kinder Morgan, Inc. 5.30% 2034	8,205	7,010
Kinder Morgan, Inc. 5.55% 2045	10,500	8,755
Noble Corp PLC 5.95% 2025	8,745	6,858
Petróleos Mexicanos 3.50% 2023	22,000	19,855
Petróleos Mexicanos 5.50% 2044	6,800	5,491
Petróleos Mexicanos 5.625% 2046[3]	25,290	20,802
Phillips 66 Partners LP 3.605% 2025	5,380	4,888
Shell International Finance BV 2.00% 2018	8,915	9,027
Shell International Finance BV 3.25% 2025	10,000	9,913
Shell International Finance BV 4.125% 2035	8,500	8,300
Southwestern Energy Co. 4.95% 2025	12,055	10,748
Spectra Energy Partners, LP 4.75% 2024	7,030	7,282
Statoil ASA 3.125% 2017	16,500	17,094
Statoil ASA 2.75% 2021	5,395	5,412
Statoil ASA 3.25% 2024	1,690	1,676
Statoil ASA 4.25% 2041	6,000	5,940
StatoilHydro ASA 1.80% 2016	16,000	16,172
TC PipeLines, LP 4.375% 2025	20,235	19,470
Total Capital Canada Ltd. 1.45% 2018	10,940	10,966
Total Capital International 2.125% 2018	10,500	10,675
Total Capital International 2.10% 2019	15,000	15,173
TransCanada PipeLines Ltd. 5.00% 2043	22,000	21,502
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	7,700	7,407
Transocean Inc. 6.875% 2021	7,050	5,252
Western Gas Partners LP 3.95% 2025	3,730	3,502
Williams Partners LP 4.50% 2023	12,400	11,646
American Balanced Fund — Page 10 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.30% 2024	$16,170	$14,701
Williams Partners LP 3.90% 2025	12,000	10,357
Williams Partners LP 4.00% 2025	4,800	4,167
Williams Partners LP 5.40% 2044	1,915	1,535
Williams Partners LP 5.10% 2045	13,795	10,592
Woodside Petroleum Ltd. 3.65% 2025[3]	12,400	11,264
		898,836
Consumer staples 1.04%
Altria Group, Inc. 9.25% 2019	5,067	6,321
Altria Group, Inc. 2.625% 2020	14,760	14,933
Altria Group, Inc. 2.95% 2023	12,000	11,673
Altria Group, Inc. 4.00% 2024	7,400	7,680
Altria Group, Inc. 9.95% 2038	13,500	21,660
Altria Group, Inc. 4.50% 2043	13,700	13,145
Altria Group, Inc. 5.375% 2044	18,245	19,921
Anheuser-Busch InBev NV 7.75% 2019	20,000	23,514
British American Tobacco International Finance PLC 2.125% 2017[3]	16,000	16,172
British American Tobacco International Finance PLC 9.50% 2018[3]	11,955	14,621
British American Tobacco International Finance PLC 3.50% 2022[3]	17,905	18,432
British American Tobacco International Finance PLC 3.95% 2025[3]	16,500	17,203
Coca-Cola Co. 1.80% 2016	17,500	17,701
CVS Caremark Corp. 2.25% 2019	10,960	11,089
CVS Caremark Corp. 3.875% 2025	8,815	9,108
CVS Caremark Corp. 5.125% 2045	13,300	14,368
General Mills, Inc. 2.20% 2019	9,235	9,332
Imperial Tobacco Finance PLC 2.05% 2018[3]	16,000	16,002
Imperial Tobacco Finance PLC 3.50% 2023[3]	17,000	16,631
Kraft Foods Inc. 2.25% 2017	4,725	4,781
Kraft Foods Inc. 3.50% 2022	23,285	23,799
Kroger Co. 3.85% 2023	3,655	3,782
Kroger Co. 5.00% 2042	2,500	2,612
Kroger Co. 5.15% 2043	6,800	7,212
PepsiCo, Inc. 7.90% 2018	15,000	17,741
Pernod Ricard SA 2.95% 2017[3]	35,500	36,105
Pernod Ricard SA 4.45% 2022[3]	9,600	10,101
Philip Morris International Inc. 3.25% 2024	24,300	24,309
Philip Morris International Inc. 3.375% 2025	50,330	50,603
Philip Morris International Inc. 4.25% 2044	6,000	5,814
Reynolds American Inc. 2.30% 2018	5,900	5,968
Reynolds American Inc. 3.25% 2022	11,420	11,383
Reynolds American Inc. 4.00% 2022	6,695	7,008
Reynolds American Inc. 4.85% 2023	12,000	12,899
Reynolds American Inc. 4.45% 2025	34,365	36,042
Reynolds American Inc. 5.70% 2035	1,555	1,696
Reynolds American Inc. 6.15% 2043	1,975	2,252
Reynolds American Inc. 5.85% 2045	75,065	83,848
SABMiller Holdings Inc. 2.45% 2017[3]	20,245	20,521
SABMiller Holdings Inc. 2.20% 2018[3]	18,700	18,881
The JM Smucker Co. 2.50% 2020[3]	3,315	3,329
The JM Smucker Co. 3.00% 2022[3]	7,500	7,492
The JM Smucker Co. 3.50% 2025[3]	25,035	24,939
The JM Smucker Co. 4.375% 2045[3]	12,885	12,370
Tyson Foods, Inc. 3.95% 2024	10,420	10,637
American Balanced Fund — Page 11 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Walgreens Boots Alliance, Inc. 3.30% 2021	$20,000	$20,293
Walgreens Boots Alliance, Inc. 3.80% 2024	24,200	24,146
Wal-Mart Stores, Inc. 2.80% 2016	19,000	19,235
Wal-Mart Stores, Inc. 3.30% 2024	12,295	12,733
WM. Wrigley Jr. Co 3.375% 2020[3]	22,500	23,464
		825,501
Utilities 0.87%
Alabama Power Co. 2.80% 2025	3,555	3,427
Alabama Power Co. 3.75% 2045	6,600	5,991
American Electric Power Co. 2.95% 2022	16,090	15,654
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,706
Berkshire Hathaway Energy Co. 3.50% 2025	5,615	5,660
CenterPoint Energy Resources Corp. 4.50% 2021	8,751	9,385
CMS Energy Corp. 8.75% 2019	6,647	8,181
CMS Energy Corp. 5.05% 2022	8,100	8,915
CMS Energy Corp. 3.875% 2024	14,310	14,687
Comision Federal de Electricidad 6.125% 2045[3]	3,000	2,835
Consumers Energy Co. 3.375% 2023	1,435	1,478
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	10,520	10,653
Dominion Gas Holdings LLC 2.50% 2019	17,885	18,102
Dominion Gas Holdings LLC 3.60% 2024	17,759	17,709
Duke Energy Corp. 3.95% 2023	7,000	7,322
Duke Energy Corp. 3.75% 2024	16,800	17,333
Duke Energy Progress Inc. 4.15% 2044	26,190	26,433
E.ON International Finance BV 5.80% 2018[3]	24,450	26,709
Electricité de France SA 6.95% 2039[3]	9,000	11,691
Entergy Corp. 4.70% 2017	9,600	9,854
Exelon Corp. 2.85% 2020	15,000	15,149
Exelon Corp. 3.95% 2025	27,340	27,660
Exelon Corp. 4.95% 2035	10,000	10,115
Exelon Corp. 5.10% 2045	10,000	10,258
MidAmerican Energy Co. 2.40% 2019	5,500	5,613
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	16,786
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	20,649
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	10,572
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,117
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,332
Niagara Mohawk Power Corp. 3.508% 2024[3]	6,375	6,483
Northeast Utilities 1.60% 2018	10,000	9,964
Northeast Utilities 3.15% 2025	8,845	8,661
Northern States Power Co. 4.125% 2044	18,000	18,251
NV Energy, Inc 6.25% 2020	10,168	11,868
Ohio Power Co., Series G, 6.60% 2033	165	208
Pacific Gas and Electric Co. 3.25% 2023	6,742	6,801
Pacific Gas and Electric Co. 3.85% 2023	21,430	22,426
Pacific Gas and Electric Co. 3.40% 2024	8,449	8,493
Pacific Gas and Electric Co. 3.75% 2024	20,000	20,664
Pacific Gas and Electric Co. 4.75% 2044	5,200	5,499
Pacific Gas and Electric Co. 4.30% 2045	8,100	8,071
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,732
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,045
PacifiCorp. 3.35% 2025	7,800	7,934
PG&E Corp. 2.40% 2019	9,380	9,452
American Balanced Fund — Page 12 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PPL Electric Utilities Corp. 4.15% 2045	$1,850	$1,840
Public Service Electric and Gas Co. 2.00% 2019	10,680	10,737
Public Service Electric and Gas Co., 2.375% 2023	2,075	2,007
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,343
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,750	6,710
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,400	9,707
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,050	10,183
Puget Sound Energy, Inc., First Lien, 3.65% 2025[3]	9,400	9,299
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,252
Southern California Edison Co. 1.845% 2022[5]	14,323	14,293
Tampa Electric Co. 4.35% 2044	11,410	11,740
Teco Finance, Inc. 5.15% 2020	5,627	6,198
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	1,360	1,433
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,716
Virginia Electric and Power Co. 3.10% 2025	8,500	8,510
Virginia Electric and Power Co. 4.20% 2045	1,195	1,204
Xcel Energy Inc. 4.70% 2020	4,845	5,270
Xcel Energy Inc. 3.30% 2025	455	452
		687,422
Telecommunication services 0.52%
AT&T Inc. 2.40% 2016	18,000	18,205
AT&T Inc. 3.00% 2022	30,000	29,316
AT&T Inc. 3.40% 2025	46,529	44,521
AT&T Inc. 4.50% 2035	21,760	20,018
AT&T Inc. 4.80% 2044	6,800	6,323
AT&T Inc. 4.35% 2045	5,000	4,291
British Telecommunications PLC 2.35% 2019	18,950	19,041
Deutsche Telekom International Finance BV 9.25% 2032	9,719	14,560
France Télécom 4.125% 2021	20,000	21,451
France Télécom 9.00% 2031	1,625	2,310
Orange SA 2.75% 2019	14,870	15,308
Orange SA 5.50% 2044	14,000	15,315
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,189
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,350
Verizon Communications Inc. 2.625% 2020	7,700	7,754
Verizon Communications Inc. 3.00% 2021	5,674	5,667
Verizon Communications Inc. 5.15% 2023	3,326	3,675
Verizon Communications Inc. 6.25% 2037	20,000	22,492
Verizon Communications Inc. 4.272% 2036	74,149	67,346
Verizon Communications Inc. 4.522% 2048	71,895	63,472
		414,604
Industrials 0.33%
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[5]	10,125	10,865
Atlas Copco AB 5.60% 2017[3]	15,905	16,901
Canadian National Railway Co. 1.45% 2016	8,900	8,957
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	2,259	2,339
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	1,689	1,746
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	5,174	5,585
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	6,365	6,747
Danaher Corp. 2.30% 2016	16,795	16,995
ERAC USA Finance Co. 2.80% 2018[3]	9,900	10,153
General Electric Capital Corp. 2.95% 2016	5,305	5,382
American Balanced Fund — Page 13 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Capital Corp. 2.30% 2017	$26,100	$26,675
General Electric Capital Corp. 2.45% 2017	15,000	15,316
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,415
General Electric Capital Corp. 2.20% 2020	14,630	14,803
General Electric Co. 2.70% 2022	11,000	11,042
General Electric Co. 4.125% 2042	11,000	10,885
General Electric Corp. 5.25% 2017	11,000	11,917
Southwest Airlines Co. 2.75% 2019	10,405	10,613
Union Pacific Corp. 5.70% 2018	11,150	12,497
United Technologies Corp. 3.10% 2022	30,000	30,511
Waste Management, Inc. 2.60% 2016	8,890	9,013
Waste Management, Inc. 2.90% 2022	15,000	14,886
		264,243
Information technology 0.29%
Apple Inc. 3.20% 2025	6,500	6,551
Harris Corp. 3.832% 2025	2,615	2,566
Harris Corp. 4.854% 2035	17,195	16,676
Hewlett-Packard Co. 4.40% 2022[3]	28,000	27,945
Intel Corp. 3.70% 2025	33,500	34,460
Intel Corp. 4.90% 2045	14,540	15,091
International Business Machines Corp. 1.95% 2016	35,000	35,406
KLA-Tencor Corp. 4.65% 2024	10,000	10,015
Oracle Corp. 2.375% 2019	17,500	17,847
Oracle Corp. 2.80% 2021	6,100	6,192
Oracle Corp. 2.50% 2022	18,500	18,250
Oracle Corp. 2.95% 2025	19,800	19,336
QUALCOMM Inc. 3.45% 2025	16,400	15,511
Xerox Corp. 2.75% 2019	5,000	5,031
		230,877
Materials 0.28%
Agrium Inc. 4.125% 2035	7,820	6,931
Chevron Phillips Chemical Company LLC 2.45% 2020[3]	16,880	17,018
CRH America, Inc. 3.875% 2025[3]	7,700	7,730
Eastman Chemical Co. 2.70% 2020	21,000	21,003
Eastman Chemical Co. 3.80% 2025	9,800	9,589
Ecolab Inc. 3.00% 2016	9,410	9,594
Ecolab Inc. 4.35% 2021	1,000	1,082
Ecolab Inc. 5.50% 2041	1,500	1,704
Georgia-Pacific Corp. 2.539% 2019[3]	21,000	21,127
Glencore Funding LLC 2.875% 2020[3]	9,800	7,848
Holcim Ltd. 5.15% 2023[3]	12,500	13,710
International Paper Co. 3.65% 2024	8,500	8,419
International Paper Co. 7.30% 2039	8,425	10,348
Monsanto Co. 3.375% 2024	10,000	9,639
Monsanto Co. 4.40% 2044	13,090	11,358
Mosaic Co. 5.625% 2043	4,000	4,210
Packaging Corp. of America 4.50% 2023	610	638
Praxair, Inc. 1.05% 2017	16,000	15,970
Praxair, Inc. 2.25% 2020	13,990	14,049
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	15,952
American Balanced Fund — Page 14 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Rohm and Haas Co. 6.00% 2017	$5,003	$5,402
Xstrata Canada Financial Corp. 2.70% 2017[3]	8,200	7,380
		220,701
Total corporate bonds & notes		8,254,206
U.S. Treasury bonds & notes 10.30% U.S. Treasury 7.90%
U.S. Treasury 0.625% 2016	136,450	136,791
U.S. Treasury 1.50% 2016	545,000	550,047
U.S. Treasury 4.50% 2016	58,500	59,460
U.S. Treasury 0.625% 2018	735,000	731,443
U.S. Treasury 1.125% 2018	210,000	211,501
U.S. Treasury 1.50% 2019	44,000	44,473
U.S. Treasury 1.75% 2019	110,000	112,351
U.S. Treasury 1.25% 2020	662,000	661,431
U.S. Treasury 1.375% 2020	79,200	79,296
U.S. Treasury 1.375% 2020	78,000	78,253
U.S. Treasury 1.50% 2020	1,093,775	1,103,564
U.S. Treasury 1.625% 2020	15,000	15,186
U.S. Treasury 1.75% 2022	218,000	218,035
U.S. Treasury 1.75% 2022	40,975	41,069
U.S. Treasury 1.75% 2022	8,300	8,332
U.S. Treasury 2.00% 2022	35,000	35,729
U.S. Treasury 2.125% 2022	62,250	63,896
U.S. Treasury 2.25% 2024	75,000	76,456
U.S. Treasury 2.00% 2025	165,000	164,239
U.S. Treasury 2.00% 2025	30,000	29,897
U.S. Treasury 2.125% 2025	278,800	280,671
U.S. Treasury 5.50% 2028	58,750	80,119
U.S. Treasury 5.375% 2031	20,000	27,781
U.S. Treasury 4.50% 2036	104,882	137,640
U.S. Treasury 2.75% 2042	32,950	32,173
U.S. Treasury 2.875% 2043	86,410	86,235
U.S. Treasury 3.125% 2043	48,025	50,355
U.S. Treasury 3.125% 2044	39,797	41,700
U.S. Treasury 3.625% 2044	92,875	106,922
U.S. Treasury 2.50% 2045	152,825	140,874
U.S. Treasury 2.875% 2045	205,025	205,150
U.S. Treasury 3.00% 2045	627,350	642,789
		6,253,858
U.S. Treasury inflation-protected securities 2.39%
U.S. Treasury Inflation-Protected Security 0.135% 2016[6]	88,983	88,121
U.S. Treasury Inflation-Protected Security 2.954% 2016[6]	119,710	121,716
U.S. Treasury Inflation-Protected Security 2.362% 2019[6]	55,579	59,254
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	56,536	54,080
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	499,745	498,457
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	175,305	168,403
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	241,604	235,885
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	63,304	73,008
U.S. Treasury Inflation-Protected Security 1.99% 2028[6]	30,644	33,974
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	79,952	70,352
U.S. Treasury Inflation-Protected Security 0.649% 2043[6]	3,322	2,813
American Balanced Fund — Page 15 of 31

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	$322,458	$328,759
U.S. Treasury Inflation-Protected Security 0.75% 2045[6]	181,943	158,603
		1,893,425
Federal agency bonds & notes 0.01%
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,198
Total U.S. Treasury bonds & notes		8,157,481
Mortgage-backed obligations 7.68%
Australia & New Zealand Banking Group Ltd. 1.00% 2015[3,5]	500	500
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,5]	750	763
Aventura Mall Trust, Series A, 3.743% 2032[3,4,5]	20,700	22,174
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	6,368	6,475
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,5]	19,375	19,411
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046[5]	1,720	1,749
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.733% 2049[4,5]	12,656	13,246
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.794% 2049[4,5]	4,100	4,304
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[4,5]	1,250	1,334
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[4,5]	23,815	25,701
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[3,5]	11,150	11,298
Bank of Montreal 2.625% 2017[3,5]	650	654
Bank of Montreal 1.95% 2017[3,5]	250	254
Bank of Nova Scotia 2.15% 2016[3,5]	350	354
Bank of Nova Scotia 1.75% 2017[3,5]	65,625	66,392
Bank of Nova Scotia 1.95% 2017[3,5]	200	203
Bank of Nova Scotia 2.125% 2019[5]	16,225	16,446
Barclays Bank PLC 2.25% 2017[3,5]	2,850	2,906
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[4,5]	20,000	20,056
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.795% 2038[4,5]	6,887	6,975
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	1,770	1,892
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4,5]	9,665	10,216
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	6,425	6,938
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.689% 2025[2,3,4,5]	43,168	43,168
Caisse Centrale Desjardins 1.60% 2017[3,5]	600	606
Canadian Imperial Bank of Commerce 2.75% 2016[3,5]	400	403
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.561% 2033[4,5]	2,350	2,370
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2048[5]	6,100	6,474
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[5]	6,346	6,519
Citigroup Commercial Mortgage Trust, Series 2015-GC-33, Class A-4, 3.778% 2058[5]	10,000	10,484
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	16,980	17,402
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2049[3,4,5]	31,500	32,758
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[3,5]	9,700	9,781
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	18,263	18,930
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.645% 2048[2,4,5]	5,040	4,807
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[4,5]	882	939
Commercial Mortgage Trust, Series 2015-PC1, Class A-5, 3.902% 2050[5]	15,265	16,222
Commonwealth Bank of Australia 0.75% 2016[3,5]	13,750	13,749
Commonwealth Bank of Australia 2.25% 2017[3,5]	675	687
Commonwealth Bank of Australia 1.875% 2018[3,5]	5,700	5,747
Commonwealth Bank of Australia 2.00% 2019[3,5]	23,500	23,821
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.194% 2023[3,4,5]	639	645
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.794% 2024[3,4,5]	1,422	1,426
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.694% 2025[4,5]	2,915	2,921
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	47,140	48,060
American Balanced Fund — Page 16 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,5]	$800	$805
Credit Suisse Group AG 2.60% 2016[3,5]	700	708
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.007% 2027[3,4,5]	5,215	5,197
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	639	694
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	435	471
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	604	648
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	1,024	1,089
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[5]	3,166	3,261
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[5]	8,817	9,095
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.889% 2039[4,5]	14,639	15,372
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,5]	18,360	19,365
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,5]	15,381	15,555
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	8,200	8,239
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,5]	9,500	10,745
DNB ASA 1.45% 2019[3,5]	925	926
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.05% 2031[3,4,5]	9,329	9,247
Fannie Mae 11.00% 2018[5]	16	18
Fannie Mae 4.50% 2025[5]	4,982	5,354
Fannie Mae 4.50% 2025[5]	4,433	4,743
Fannie Mae 2.50% 2027[5]	30,508	31,410
Fannie Mae 2.50% 2027[5]	29,423	30,293
Fannie Mae 2.50% 2027[5]	2,068	2,130
Fannie Mae 2.50% 2027[5]	1,898	1,954
Fannie Mae 2.50% 2027[5]	1,622	1,670
Fannie Mae 2.50% 2027[5]	1,060	1,092
Fannie Mae 2.50% 2027[5]	900	927
Fannie Mae 2.50% 2027[5]	885	911
Fannie Mae 2.50% 2028[5]	23,100	23,781
Fannie Mae 2.50% 2028[5]	5,494	5,656
Fannie Mae 2.50% 2028[5]	2,701	2,764
Fannie Mae 2.50% 2028[5]	2,466	2,538
Fannie Mae 2.50% 2028[5]	2,349	2,418
Fannie Mae 2.50% 2028[5]	1,560	1,606
Fannie Mae 2.50% 2028[5]	975	1,003
Fannie Mae 2.50% 2028[5]	771	793
Fannie Mae 2.50% 2028[5]	370	381
Fannie Mae 5.50% 2033[5]	3,776	4,234
Fannie Mae 5.50% 2033[5]	3,377	3,788
Fannie Mae 5.50% 2033[5]	380	426
Fannie Mae 4.50% 2034[5]	13,785	15,016
Fannie Mae 3.00% 2035[5]	39,776	41,032
Fannie Mae 3.00% 2035[5]	35,893	36,992
Fannie Mae 3.00% 2035[5]	28,550	29,424
Fannie Mae 3.50% 2035[5]	13,390	14,127
Fannie Mae 5.00% 2035[5]	1,381	1,523
Fannie Mae 5.50% 2035[5]	1,571	1,764
Fannie Mae 5.50% 2035[5]	873	986
Fannie Mae 6.50% 2035[5]	3,272	3,874
Fannie Mae 5.50% 2036[5]	335	376
Fannie Mae 5.50% 2036[5]	290	325
Fannie Mae 6.00% 2036[5]	996	1,143
Fannie Mae 6.00% 2037[5]	12,371	14,241
Fannie Mae 6.50% 2037[5]	2,644	3,059
Fannie Mae 6.50% 2037[5]	2,331	2,578
American Balanced Fund — Page 17 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.50% 2037[5]	$1,486	$1,706
Fannie Mae 7.00% 2037[5]	679	758
Fannie Mae 7.00% 2037[5]	487	544
Fannie Mae 7.00% 2037[5]	345	385
Fannie Mae 5.50% 2038[5]	710	795
Fannie Mae 6.50% 2038[5]	3,712	4,293
Fannie Mae 5.50% 2039[5]	117	130
Fannie Mae 6.00% 2039[5]	17,795	20,146
Fannie Mae 4.00% 2040[5]	21,499	23,155
Fannie Mae 4.00% 2040[5]	3,992	4,307
Fannie Mae 4.50% 2040[5]	20,949	22,782
Fannie Mae 4.50% 2040[5]	17,175	18,672
Fannie Mae 4.50% 2040[5]	13,500	14,676
Fannie Mae 5.00% 2040[5]	15,765	17,400
Fannie Mae 5.00% 2040[5]	3,127	3,464
Fannie Mae 5.00% 2040[5]	1,932	2,134
Fannie Mae 5.00% 2040[5]	1,504	1,659
Fannie Mae 4.00% 2041[5]	15,003	16,165
Fannie Mae 4.00% 2041[5]	11,431	12,312
Fannie Mae 4.00% 2041[5]	11,443	12,237
Fannie Mae 4.00% 2041[5]	6,705	7,234
Fannie Mae 4.00% 2041[5]	4,105	4,429
Fannie Mae 4.00% 2041[5]	3,377	3,644
Fannie Mae 4.00% 2041[5]	2,129	2,307
Fannie Mae 4.50% 2041[5]	9,225	10,038
Fannie Mae 5.00% 2041[5]	2,938	3,248
Fannie Mae 5.00% 2041[5]	2,542	2,810
Fannie Mae 5.00% 2041[5]	2,294	2,530
Fannie Mae 5.00% 2041[5]	2,221	2,448
Fannie Mae 5.00% 2041[5]	2,060	2,271
Fannie Mae 5.00% 2041[5]	1,862	2,052
Fannie Mae 5.00% 2041[5]	1,411	1,560
Fannie Mae 5.00% 2041[5]	1,101	1,216
Fannie Mae 5.00% 2041[5]	731	810
Fannie Mae 5.00% 2041[5]	611	678
Fannie Mae 5.00% 2041[5]	583	643
Fannie Mae 5.00% 2041[5]	315	349
Fannie Mae 5.00% 2041[5]	297	329
Fannie Mae 5.00% 2041[5]	211	233
Fannie Mae 5.00% 2041[5]	183	202
Fannie Mae 5.00% 2041[5]	131	145
Fannie Mae 5.00% 2041[5]	50	55
Fannie Mae 5.00% 2041[5]	39	43
Fannie Mae 5.00% 2041[5]	34	38
Fannie Mae 4.00% 2042[5]	48,807	53,207
Fannie Mae 4.00% 2042[5]	33,075	35,684
Fannie Mae 4.00% 2042[5]	24,545	26,747
Fannie Mae 4.00% 2042[5]	16,401	17,672
Fannie Mae 4.00% 2042[5]	11,128	12,006
Fannie Mae 4.00% 2042[5]	10,404	11,296
Fannie Mae 4.00% 2042[5]	8,984	9,679
Fannie Mae 4.00% 2042[5]	6,180	6,738
Fannie Mae 4.00% 2042[5]	3,632	3,879
Fannie Mae 4.00% 2042[5]	2,706	2,890
Fannie Mae 5.00% 2042[5]	648	716
American Balanced Fund — Page 18 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2042[5]	$502	$552
Fannie Mae 3.00% 2043[5]	34,853	35,460
Fannie Mae 3.00% 2043[5]	34,434	35,035
Fannie Mae 3.00% 2043[5]	20,047	20,410
Fannie Mae 3.00% 2043[5]	19,513	19,850
Fannie Mae 3.00% 2043[5]	18,575	18,894
Fannie Mae 3.00% 2043[5]	15,724	15,995
Fannie Mae 3.00% 2043[5]	15,507	15,775
Fannie Mae 3.00% 2043[5]	15,020	15,298
Fannie Mae 3.00% 2043[5]	12,108	12,315
Fannie Mae 3.00% 2043[5]	10,380	10,562
Fannie Mae 3.00% 2043[5]	7,882	8,017
Fannie Mae 3.00% 2043[5]	4,426	4,503
Fannie Mae 3.00% 2043[5]	4,360	4,436
Fannie Mae 3.00% 2043[5]	4,335	4,410
Fannie Mae 3.00% 2043[5]	4,321	4,396
Fannie Mae 3.50% 2043[5]	38,936	40,736
Fannie Mae 3.50% 2043[5]	24,227	25,345
Fannie Mae 3.50% 2043[5]	17,135	17,925
Fannie Mae 3.50% 2043[5]	6,271	6,560
Fannie Mae 3.50% 2043[5]	2,936	3,071
Fannie Mae 4.00% 2043[5]	60,716	65,887
Fannie Mae 4.00% 2043[5]	16,792	18,148
Fannie Mae 4.00% 2043[5]	10,074	10,850
Fannie Mae 4.00% 2043[5]	4,243	4,559
Fannie Mae 4.00% 2043[5]	3,157	3,417
Fannie Mae 4.00% 2043[5]	1,012	1,096
Fannie Mae 4.00% 2043[5]	618	671
Fannie Mae 4.00% 2043[5]	583	630
Fannie Mae 4.00% 2043[5]	560	607
Fannie Mae 4.00% 2043[5]	481	522
Fannie Mae 4.00% 2043[5]	422	455
Fannie Mae 4.50% 2043[5]	20,022	21,747
Fannie Mae 4.50% 2043[5]	12,551	13,634
Fannie Mae 3.50% 2044[5]	40,734	42,567
Fannie Mae 3.50% 2044[5]	24,470	25,566
Fannie Mae 3.50% 2044[5]	24,124	25,205
Fannie Mae 3.00% 2045[5,7]	2,230	2,261
Fannie Mae 4.00% 2045[5,7]	112,300	119,819
Fannie Mae 6.50% 2047[5]	312	353
Fannie Mae 6.50% 2047[5]	121	137
Fannie Mae 6.50% 2047[5]	81	92
Fannie Mae 6.50% 2047[5]	58	66
Fannie Mae 7.00% 2047[5]	268	307
Fannie Mae 7.00% 2047[5]	241	276
Fannie Mae 7.00% 2047[5]	130	149
Fannie Mae 7.00% 2047[5]	120	138
Fannie Mae 7.00% 2047[5]	89	102
Fannie Mae 7.00% 2047[5]	13	15
Fannie Mae, Series 2001-4, Class NA, 9.741% 2025[4,5]	10	11
Fannie Mae, Series 2001-20, Class D, 10.974% 2031[4,5]	1	1
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[5]	1,586	1,408
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	272	325
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	193	216
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	355	417
American Balanced Fund — Page 19 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2002-W1, Class 2A, 6.391% 2042[4,5]	$388	$455
Freddie Mac 5.00% 2023[5]	3,615	3,900
Freddie Mac 5.00% 2023[5]	2,503	2,698
Freddie Mac 5.00% 2023[5]	1,487	1,604
Freddie Mac 5.00% 2023[5]	692	748
Freddie Mac 5.00% 2023[5]	690	744
Freddie Mac 5.00% 2023[5]	648	698
Freddie Mac 5.00% 2024[5]	4,750	5,124
Freddie Mac 6.00% 2026[5]	1,856	2,109
Freddie Mac 6.00% 2026[5]	1,590	1,809
Freddie Mac 6.00% 2026[5]	1,388	1,580
Freddie Mac 6.50% 2027[5]	612	701
Freddie Mac 6.50% 2027[5]	313	360
Freddie Mac 6.50% 2027[5]	130	150
Freddie Mac 6.50% 2028[5]	441	507
Freddie Mac 3.00% 2034[5]	67,056	69,533
Freddie Mac 3.00% 2035[5]	19,853	20,588
Freddie Mac 3.00% 2035[5]	4,146	4,278
Freddie Mac 3.00% 2035[5]	3,975	4,097
Freddie Mac 3.50% 2035[5]	38,943	41,063
Freddie Mac 3.50% 2035[5]	36,455	38,538
Freddie Mac 5.50% 2037[5]	385	427
Freddie Mac 5.50% 2037[5]	96	106
Freddie Mac 5.50% 2038[5]	311	344
Freddie Mac 5.50% 2038[5]	120	133
Freddie Mac 6.00% 2038[5]	1,988	2,246
Freddie Mac 6.00% 2038[5]	295	338
Freddie Mac 5.50% 2039[5]	440	487
Freddie Mac 3.118% 2040[4,5]	84	89
Freddie Mac 4.50% 2040[5]	15,923	17,362
Freddie Mac 4.50% 2040[5]	747	810
Freddie Mac 4.50% 2041[5]	2,349	2,551
Freddie Mac 4.50% 2041[5]	2,176	2,364
Freddie Mac 4.50% 2041[5]	890	967
Freddie Mac 4.50% 2041[5]	552	599
Freddie Mac 4.50% 2041[5]	468	508
Freddie Mac 4.50% 2041[5]	117	127
Freddie Mac 5.00% 2041[5]	804	887
Freddie Mac 4.00% 2043[5]	2,799	3,009
Freddie Mac 4.00% 2043[5]	1,676	1,802
Freddie Mac 4.00% 2043[5]	1,163	1,251
Freddie Mac 4.00% 2043[5]	1,025	1,104
Freddie Mac 4.00% 2043[5]	819	886
Freddie Mac 4.00% 2043[5]	661	712
Freddie Mac 4.00% 2043[5]	519	563
Freddie Mac 3.50% 2045[5,7]	100,000	104,102
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[5]	6,541	6,872
Freddie Mac, Series 2015-DN1, Class M-1, 1.449% 2025[4,5]	5,706	5,711
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[4,5]	7,825	8,234
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[5]	7,560	8,009
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[5]	3,484	3,504
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[5]	16,000	16,164
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[5]	16,555	16,741
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[5]	15,904	16,329
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[5]	8,135	8,450
American Balanced Fund — Page 20 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2013-DN2, Class M-1, 1.644% 2023[4,5]	$7,727	$7,734
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[5]	1,075	1,095
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[5]	16,578	17,224
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	16,500	17,735
Freddie Mac, Series 2013-DN1, Class M-1, 3.594% 2023[4,5]	10,108	10,366
Freddie Mac, Series 2014-DN2, Class M-1, 1.044% 2024[4,5]	4,127	4,124
Freddie Mac, Series 2014-DN1, Class M-1, 1.194% 2024[4,5]	7,705	7,702
Freddie Mac, Series 2014-DN3, Class M-1, 1.544% 2024[4,5]	3,696	3,701
Freddie Mac, Series 2014-HQ2, Class M-1, 1.644% 2024[4,5]	15,273	15,322
Freddie Mac, Series 2014-DN2, Class M-2, 1.844% 2024[4,5]	11,535	11,398
Freddie Mac, Series 2014-HQ1, Class M-1, 1.844% 2024[4,5]	11,151	11,190
Freddie Mac, Series 2014-HQ3, Class M-1, 1.844% 2024[4,5]	9,031	9,054
Freddie Mac, Series 2014-HQ2, Class M-2, 2.394% 2024[4,5]	21,320	21,146
Freddie Mac, Series 2014-DN4, Class M-2, 2.594% 2024[4,5]	6,335	6,388
Freddie Mac, Series 2014-HQ1, Class M-2, 2.694% 2024[4,5]	11,100	11,199
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[5]	36,400	37,605
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[5]	13,416	14,091
Freddie Mac, Series 2015-HQ2, Class M-1, 1.294% 2025[4,5]	3,365	3,353
Freddie Mac, Series 2015-HQ2, Class M-2, 2.144% 2025[4,5]	11,200	10,997
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[5]	13,505	13,672
Freddie Mac, Series K048, Class A2, multifamily 3.284% 2025[4,5]	34,275	35,917
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[5]	20,000	21,240
Freddie Mac, Series T-041, Class 3-A, 6.104% 2032[4,5]	1,802	2,090
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	4,071	3,821
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	2,690	2,507
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	4,763	5,366
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[4,5]	8,000	8,020
Government National Mortgage Assn. 10.00% 2021[5]	106	120
Government National Mortgage Assn. 6.00% 2038[5]	11,640	13,251
Government National Mortgage Assn. 6.50% 2038[5]	5,732	6,641
Government National Mortgage Assn. 4.00% 2039[5]	2,287	2,441
Government National Mortgage Assn. 4.00% 2039[5]	2,119	2,262
Government National Mortgage Assn. 4.00% 2039[5]	1,326	1,416
Government National Mortgage Assn. 4.00% 2040[5]	16,010	17,327
Government National Mortgage Assn. 4.00% 2040[5]	12,036	12,883
Government National Mortgage Assn. 4.00% 2040[5]	3,708	3,957
Government National Mortgage Assn. 4.00% 2040[5]	3,472	3,758
Government National Mortgage Assn. 4.00% 2040[5]	3,334	3,602
Government National Mortgage Assn. 4.00% 2040[5]	2,085	2,230
Government National Mortgage Assn. 4.00% 2040[5]	1,774	1,899
Government National Mortgage Assn. 4.00% 2041[5]	26,393	28,208
Government National Mortgage Assn. 4.00% 2041[5]	3,472	3,714
Government National Mortgage Assn. 4.00% 2041[5]	2,043	2,184
Government National Mortgage Assn. 4.00% 2041[5]	436	466
Government National Mortgage Assn. 4.00% 2043[5]	23,000	24,588
Government National Mortgage Assn. 4.00% 2044[5]	203,700	217,282
Government National Mortgage Assn. 4.00% 2044[5]	128,300	136,830
Government National Mortgage Assn. 4.00% 2044[5]	91,080	97,081
Government National Mortgage Assn. 4.00% 2044[5]	77,196	82,432
Government National Mortgage Assn. 4.00% 2044[5]	61,000	65,137
Government National Mortgage Assn. 4.00% 2044[5]	39,664	42,277
Government National Mortgage Assn. 4.00% 2044[5]	38,000	40,606
Government National Mortgage Assn. 4.00% 2044[5]	207	221
Government National Mortgage Assn. 3.50% 2045[5]	421,885	443,020
Government National Mortgage Assn. 3.50% 2045[5]	177,251	186,122
American Balanced Fund — Page 21 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2045[5]	$51,305	$53,874
Government National Mortgage Assn. 4.00% 2045[5]	246,497	263,240
Government National Mortgage Assn. 4.00% 2045[5,7]	162,600	173,026
Government National Mortgage Assn. 4.00% 2045[5]	83,856	89,635
Government National Mortgage Assn. 4.00% 2045[5]	52,889	56,393
Government National Mortgage Assn. 4.00% 2045[5,7]	5,000	5,327
Government National Mortgage Assn. 4.00% 2045[5]	1,000	1,066
Government National Mortgage Assn. 4.50% 2045[5]	174,954	188,711
Government National Mortgage Assn. 4.50% 2045[5]	66,461	71,692
Government National Mortgage Assn. 5.104% 2061[5]	1,857	1,980
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[4,5]	21,173	21,428
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.014% 2038[4,5]	2,192	2,216
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	3,988	4,164
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	32,738	34,007
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	34,098	36,412
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039[5]	10,170	10,436
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[3,5]	2,010	2,013
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[4,5]	3,016	3,212
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,5]	14,110	14,175
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,5]	4,325	4,353
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,5]	1,250	1,256
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 2043[4,5]	3,671	3,720
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[4,5]	1,428	1,454
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	5,063	5,130
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.10% 2045[4,5]	11,954	12,143
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,5]	10,252	10,331
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,5]	6,195	6,279
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	5,091	5,292
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[5]	5,713	5,966
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 2049[4,5]	47,598	50,327
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.883% 2049[4,5]	32,797	34,427
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	19,307	20,436
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	14,042	15,012
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	29,735	30,217
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047[5]	9,608	9,936
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[5]	15,596	16,002
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,5]	12,041	13,377
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.051% 2044[4,5]	6,414	6,819
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,5]	8,528	8,605
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	41,902	44,048
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[5]	28,044	29,244
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	2,675	2,793
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	24,060	25,558
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[4,5]	11,575	12,611
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[4,5]	1,314	1,350
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.032% 2050[4,5]	8,000	8,351
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.06% 2046[4,5]	9,065	9,257
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.073% 2049[4,5]	10,000	10,617
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-24, Class A-4, 3.732% 2048[5]	20,245	21,308
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,5]	14,570	15,143
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	23,005	23,822
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	4,500	4,677
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.114% 2049[4,5]	20,567	21,803
National Australia Bank 2.00% 2017[3,5]	500	508
National Australia Bank 1.25% 2018[3,5]	14,120	14,079
American Balanced Fund — Page 22 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
National Australia Bank 2.00% 2019[3,5]	$4,925	$4,976
National Australia Bank 2.125% 2019[3,5]	11,000	11,114
National Bank of Canada 2.20% 2016[3,5]	600	609
Nordea Eiendomskreditt AS 2.125% 2017[3,5]	700	709
Royal Bank of Canada 1.125% 2017[5]	1,000	1,004
Royal Bank of Canada 2.00% 2019[5]	3,550	3,602
Royal Bank of Canada 2.20% 2019[5]	37,700	38,351
Royal Bank of Canada 1.875% 2020[5]	31,650	31,735
Sparebank 1 Boligkreditt AS 2.625% 2017[3,5]	400	405
Sparebank 1 Boligkreditt AS 2.30% 2018[3,5]	750	765
Swedbank AB 2.125% 2016[3,5]	525	531
Swedbank AB 2.95% 2016[3,5]	300	303
Swedbank AB 1.375% 2018[3,5]	925	924
Toronto-Dominion Bank 1.625% 2016[3,5]	400	403
Toronto-Dominion Bank 1.50% 2017[3,5]	65,000	65,457
UBS AG 0.75% 2016[3,5]	925	926
UBS AG 2.25% 2017[3,5]	650	662
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	14,000	14,497
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.895% 2043[4,5]	33,677	34,312
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	3,822	3,923
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	10,000	10,539
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.901% 2049[4,5]	31,635	33,195
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.15% 2051[4,5]	17,000	18,151
Wells Fargo Commercial Mortgage Trust, Series 2015-SG-1, Class A-4, 3.789% 2047[5]	14,550	15,404
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[5]	7,635	8,016
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.68% 2035[4,5]	8,138	8,232
Westpac Banking Corp. 2.45% 2016[3,5]	575	585
Westpac Banking Corp. 1.25% 2017[3,5]	800	800
Westpac Banking Corp. 1.85% 2018[3,5]	8,300	8,369
Westpac Banking Corp. 1.375% 2018[3,5]	3,325	3,320
Westpac Banking Corp. 2.00% 2019[3,5]	28,300	28,673
Westpac Banking Corp. 2.00% 2021[3,5]	10,825	10,876
		6,086,382
Asset-backed obligations 1.67%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,5]	16,535	17,065
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,5]	55,500	56,128
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	18,500	18,686
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,5]	11,665	11,810
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	9,080	9,081
Ally Master Owner Trust, Series 2014-4, Class A1, 0.607% 2019[4,5]	10,000	9,972
Ally Master Owner Trust, Series 2014-1, Class A1, 0.677% 2019[4,5]	6,985	6,977
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[5]	7,675	7,707
Ally Master Owner Trust, Series 2014-5, Class A2, 1.60% 2019[5]	11,800	11,872
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	28,610	28,815
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[5]	2,052	2,059
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	10,379	10,365
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[5]	710	714
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[5]	6,300	6,295
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	11,125	11,111
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	8,705	8,700
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[5]	1,310	1,443
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,5]	1,564	1,563
Bank of the West Auto Trust, Series 2014-1, Class A-2, 0.69% 2017[3,5]	8,526	8,530
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,5]	5,580	5,587
American Balanced Fund — Page 23 of 31

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	$15,110	$15,227
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.837% 2020[2,3,4,5]	5,750	5,751
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.189% 2021[2,3,4,5]	12,145	12,145
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[5]	524	524
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	11,010	11,002
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	12,600	12,607
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[5]	22,000	22,134
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.619% 2026[3,4,5]	14,289	14,268
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,5]	5,303	5,303
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,5]	26,435	26,492
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,5]	4,150	4,164
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[5]	16,380	16,411
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2019[5]	16,725	17,055
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.345% 2020[4,5]	8,000	8,148
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,5]	4,456	4,486
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,5]	2,953	2,952
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,5]	6,000	5,999
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,5]	1,250	1,260
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,5]	960	970
CWABS, Inc., Series 2004-BC1, Class M-1, 0.944% 2034[4,5]	2,349	2,260
Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.64% 2016[3,5]	4,286	4,284
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	20,680	21,100
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[5]	18,500	18,562
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,5]	3,195	3,195
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,5]	20,720	20,729
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,5]	5,910	5,885
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	9,500	9,558
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,5]	18,790	18,813
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,5]	7,520	7,514
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[3,5]	5,000	5,014
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,5]	11,093	11,076
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,5]	19,000	18,986
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	7,555	7,558
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[5]	10,060	10,059
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018[5]	9,759	9,757
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	10,440	10,439
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,5]	4,250	4,318
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	19,800	19,889
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,5]	26,380	26,831
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,5]	56,400	57,385
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[5]	18,860	18,979
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[5]	14,390	14,402
Henderson Receivables LLC, Series 2015-2A, Class A, 3.87% 2058[3,5]	3,875	3,956
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,5]	7,389	7,401
Henderson Receivables LLC, Series 2014-2A, Class A, 3.61% 2073[3,5]	7,279	7,601
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[3,5]	2,913	2,947
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.603% 2028[3,4,5]	15,356	15,368
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,5]	16,000	15,997
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,5]	23,840	23,799
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,5]	18,085	18,080
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[2,5,8]	31,211	31,216
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class B, 3.52% 2021[2,5,8]	1,263	1,255
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,5]	3,979	3,938
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[5]	8,705	8,705
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[5]	13,315	13,302
American Balanced Fund — Page 24 of 31

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	$11,560	$11,559
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-4, 1.04% 2020[5]	30,000	30,028
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[5]	241	241
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[5]	10,500	10,514
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[2,3,5]	9,000	8,993
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	12,750	12,737
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.874% 2035[4,5]	4,927	4,831
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.707% 2021[3,4,5]	4,299	4,289
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.687% 2022[3,4,5]	2,983	2,980
Navient Student Loan Trust, Series 2015-2, Class A-3, 0.764% 2040[4,5]	2,725	2,654
Ocwen Master Advance Receivable Trust, Series 2015-1, Class AT-1, 2.5365% 2046[2,3,5]	4,384	4,376
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,5]	6,000	6,043
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4,5]	316	332
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[5]	891	911
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[5]	538	557
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[5]	2,609	2,629
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-2, 0.72% 2018[5]	5,720	5,717
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[5]	15,000	14,986
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	12,975	12,972
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[5]	14,675	14,677
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[5]	8,155	8,174
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[5]	21,769	21,844
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	698	702
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[5]	553	556
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[5]	15,175	15,176
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[5]	9,425	9,453
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[5]	7,255	7,308
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[5]	9,489	9,543
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[5]	5,000	5,045
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[3,5]	1,040	1,058
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	11,496	11,575
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	1,275	1,304
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[5]	15,310	15,343
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	125	126
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[5]	7,100	7,161
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 0.795% 2017[4,5]	5,074	5,066
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.807% 2022[3,4,5]	2,915	2,909
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,5]	2,100	2,087
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.244% 2035[3,4,5]	8,155	8,046
Solarcity LMC Series LLC, Series 2015-1, Class A, 4.18% 2045[2,3,5]	7,413	7,213
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.947% 2030[4,5]	4,550	4,478
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.197% 2033[4,5]	12,240	11,746
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.697% 2035[4,5]	3,350	2,943
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,5]	5,720	5,730
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	4,850	4,853
Trade Maps Ltd., 2013-1-A-A, 0.903% 2018[3,4,5]	11,320	11,327
Trade Maps Ltd., 2013-1-A-B, 1.453% 2018[3,4,5]	2,220	2,214
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017[5]	6,505	6,503
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021[5]	3,510	3,585
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[5]	2,625	2,764
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	37,000	36,837
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,5]	5,561	5,559
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.687% 2022[4,5]	2,625	2,621
American Balanced Fund — Page 25 of 31

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2015-B, Class A, 2.55% 2024[5]	$20,000	$20,325
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	8,990	9,004
		1,323,740
Federal agency bonds & notes 1.45%
CoBank, ACB 0.937% 2022[3,4]	25,105	23,536
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[5]	6,353	6,516
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[5]	3,712	3,795
Fannie Mae 0.375% 2016	64,125	64,077
Fannie Mae 0.50% 2016	94,090	94,180
Fannie Mae 0.625% 2016	62,975	63,083
Fannie Mae 2.625% 2024	73,995	75,830
Fannie Mae 6.25% 2029	4,000	5,544
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.500% 2017[4,5]	10,087	10,095
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[5]	13,078	13,208
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[4,5]	8,570	8,634
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[5]	21,843	22,269
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[5]	14,000	14,557
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[4,5]	19,245	20,451
Fannie Mae, Series 2014-M1, multifamily 3.432% 2023[4,5]	16,000	17,026
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[4,5]	16,585	17,932
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[4,5]	16,865	17,632
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[4,5]	18,000	19,507
Federal Farm Credit Banks 0.249% 2017[4]	23,143	23,165
Federal Farm Credit Banks 0.257% 2017[4]	31,250	31,266
Federal Home Loan Bank 0.375% 2016	21,230	21,226
Federal Home Loan Bank 0.50% 2016	35,895	35,902
Federal Home Loan Bank 2.125% 2016	61,140	61,879
Federal Home Loan Bank 1.875% 2020	25,660	26,189
Federal Home Loan Bank 3.375% 2023	16,840	18,218
Federal Home Loan Bank 5.50% 2036	600	795
Freddie Mac 0.50% 2016	114,105	114,210
Freddie Mac 2.50% 2016	83,400	84,578
Freddie Mac 0.75% 2018	132,200	132,060
Freddie Mac 2.375% 2022	27,000	27,837
Private Export Funding Corp. 2.80% 2022	3,125	3,264
Private Export Funding Corp. 3.55% 2024	25,897	28,024
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	14,115
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	5,800	6,068
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	3,000	3,105
United States Agency for International Development, Ukraine, 1.844% 2019	8,665	8,806
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	866	876
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[5]	818	861
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[5]	4,212	4,551
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 2.94% 2033[5]	1,500	1,501
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,750	3,815
		1,150,183
American Balanced Fund — Page 26 of 31

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.24%	Principal amount (000)	Value (000)
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	$9,205	$9,251
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	10,000	10,803
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	2,300	2,313
FMS Wertmanagement 1.625% 2018	5,000	5,077
Instituto de Credito Oficial 1.125% 2016[3]	9,000	9,006
Inter-American Development Bank 4.375% 2044	6,500	7,863
International Bank for Reconstruction and Development 8.25% 2016	1,050	1,123
Israeli Government 3.15% 2023	35,000	35,928
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	9,007
Province of Manitoba 3.05% 2024	13,500	13,998
Province of Ontario 3.20% 2024	10,000	10,515
Spanish Government 4.00% 2018[3]	54,950	58,235
Swedish Export Credit Corp. 2.875% 2023[3]	3,000	3,014
United Mexican States Government Global 3.60% 2025	10,000	9,850
United Mexican States Government Global 5.55% 2045	7,000	7,210
		193,193
Municipals 0.12%
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.30% 2038 (put 2017)[4]	2,400	2,388
State of California, Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	20,244
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	2,345	2,539
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,760	1,887
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,095
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[5]	1,196	1,150
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	885	910
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,940	4,124
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	670	719
State of Michigan, City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 0.79% 2032[4]	5,000	4,216
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	340	347
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	9,470	10,246
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	355	363
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	480	497
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,128
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	2,970	2,804
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	1,140	1,086
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	2,700	2,548
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	4,490	4,866
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	755	793
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,490	1,558
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	905	966
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	14,500	14,740
		98,214
American Balanced Fund — Page 27 of 31

unaudited
Bonds, notes & other debt instruments Miscellaneous 0.17%	Principal amount (000)	Value (000)
Other bonds, notes & other debt instruments in initial period of acquisition		$132,715
Total bonds, notes & other debt instruments (cost: $25,116,472,000)		25,396,114
Short-term securities 5.92%
3M Co. 0.12% due 10/2/2015[3]	$50,000	50,000
Abbott Laboratories 0.15%–0.18% due 10/13/2015–11/2/2015[3]	59,000	58,998
Apple Inc. 0.13%–0.15% due 10/6/2015–10/23/2015[3]	161,177	161,170
CAFCO, LLC 0.33% due 12/1/2015	25,000	24,990
Caterpillar Financial Services Corp. 0.14% due 10/13/2015	45,400	45,398
Chariot Funding, LLC 0.32% due 11/18/2015[3]	25,000	24,991
Chevron Corp. 0.14%–0.20% due 10/23/2015–12/16/2015[3]	118,900	118,878
Emerson Electric Co. 0.18% due 10/26/2015[3]	35,000	34,998
Estée Lauder Companies Inc. 0.17% due 10/26/2015[3]	18,000	17,998
Fannie Mae 0.13%–0.26% due 10/1/2015–2/10/2016	970,223	970,149
Federal Farm Credit Banks 0.22%–0.40% due 2/11/2016–7/1/2016	127,500	127,379
Federal Home Loan Bank 0.10%–0.23% due 10/7/2015–3/3/2016	1,769,600	1,769,551
Freddie Mac 0.11%–0.23% due 10/21/2015–1/20/2016	756,100	756,060
Honeywell International Inc. 0.25% due 11/16/2015–11/23/2015[3]	75,900	75,880
John Deere Capital Corp. 0.14% due 10/5/2015[3]	70,800	70,799
Jupiter Securitization Co., LLC 0.39%–0.40% due 12/8/2015–12/17/2015[3]	92,300	92,241
Microsoft Corp. 0.15%–0.18% due 10/20/2015–11/4/2015[3]	39,100	39,098
U.S. Treasury Bills 0.13% due 10/1/2015	50,000	50,000
United Parcel Service Inc. 0.16% due 11/5/2015[3]	100,000	99,989
Wal-Mart Stores, Inc. 0.15% due 10/30/2015[3]	25,000	24,999
Walt Disney Co. 0.11%–0.14% due 10/1/2015–10/14/2015[3]	78,700	78,698
Total short-term securities (cost: $4,691,230,000)		4,692,264
Total investment securities 100.22% (cost: $64,753,270,000)		79,408,898
Other assets less liabilities (0.22)%		(175,454)
Net assets 100.00%		$79,233,444
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,174,160,000, which represented 1.48% of the net assets of the fund. This amount includes $1,055,236,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,537,430,000, which represented 4.46% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Purchased on a TBA basis.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$31,209	$31,216.04%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class B, 3.52% 2021	4/7/2015-9/30/2015	1,258	1,255.00
Total private placement securities		$ 32,467	$ 32,471.04%
American Balanced Fund — Page 28 of 31

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Balanced Fund — Page 29 of 31

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$9,069,705	$128,904	$—	$9,198,609
Consumer discretionary	7,439,882	—	—	7,439,882
Information technology	7,151,400	151,073	—	7,302,473
Consumer staples	6,244,442	10,501	—	6,254,943
Health care	5,175,805	422,966	—	5,598,771
Industrials	5,183,520	—	—	5,183,520
Energy	2,890,057	158,915	—	3,048,972
Materials	1,949,098	—	—	1,949,098
Telecommunication services	120,629	—	—	120,629
Utilities	105,600	12,882	—	118,482
Miscellaneous	2,930,034	169,995	—	3,100,029
Preferred securities	—	5,112	—	5,112
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	8,254,206	—	8,254,206
U.S. Treasury bonds & notes	—	8,157,481	—	8,157,481
Mortgage-backed obligations	—	6,086,382	—	6,086,382
Asset-backed obligations	—	1,323,740	—	1,323,740
Federal agency bonds & notes	—	1,150,183	—	1,150,183
Bonds & notes of governments & government agencies outside the U.S.	—	193,193	—	193,193
Miscellaneous	—	132,715	—	132,715
Municipals	—	98,214	—	98,214
Short-term securities	—	4,692,264	—	4,692,264
Total	$48,260,172	$31,148,726	$—	$79,408,898
*	Securities with a value of $1,055,234,000, which represented 1.33% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
American Balanced Fund — Page 30 of 31

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,243,821
Gross unrealized depreciation on investment securities	(1,699,684)
Net unrealized appreciation on investment securities	14,544,137
Cost of investment securities	64,864,761

Key to abbreviations
ADR = American Depositary Receipts	Econ. = Economic
Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	G.O. = General Obligation
Dept. = Department	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Dist. = District	TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-011-1115O-S49159	American Balanced Fund — Page 31 of 31

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __/s/ Gregory D. Johnson_______________________
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Gregory D. Johnson_______________________
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 27, 2015

By ___/s/ Jeffrey P. Regal________________________
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 27, 2015